1. Summary of Significant Accounting Policies (Details - Antidilutive shares) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive shares	801,650,794	3,489,104	250,310
Principal and Interest conversion [Member]
Antidilutive shares	613,794,780	3,133,104	41,660
Warrants [Member]
Antidilutive shares	8,749,287	5,833	0
Preferred Stock Conversion [Member]
Antidilutive shares	179,106,727	350,167	209,650